Commitments and Contingencies (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Commitments And Contingencies Rent Expense [Line Items]
Rent expense	$ 35,000	$ 18,000	$ 120,000	$ 51,000